Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005502
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%		4.70%	6.43%
Without Sales Load [Member] | C000049236
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%		4.44%	6.16%
Without Sales Load [Member] | C000049237
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%		4.18%	5.89%
Without Sales Load [Member] | C000244825
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%	12.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	6.00%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%		4.59%	5.47%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%		4.59%	5.47%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%		4.59%	5.47%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	11.68%